Allowance for doubtful accounts and credit losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Trade accounts and notes receivable, allowance for doubtful accounts, non-current	¥ 66,408	¥ 74,003